Critical accounting estimates and judgements (Details Narrative)		12 Months Ended
	Feb. 10, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted	80.00%	90.00%
Borrowings, interest rate		5.00%
Percentage of loan issued		50.00%
Borrowings, maturity		January 18, 2022
Valuation of warrants [member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted		85.00%
Share Option Granted [Member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted		80.00%